MATRIX GROWTH FUND

                                 MATRIX EMERGING
                                   GROWTH FUND
                                  ANNUAL REPORT









                                December 31, 1998

                               Matrix Growth Fund

                                 Matrix Emerging
                                   Growth Fund

Dear Matrix Shareholder,

         On the strength of a robust fourth quarter, U.S. stocks churned out their fourth consecutive year of gains in 1998. Continuing their monopoly on performance, large capitalization issues dominated the action as the S&P 500 gained 28.7%. In contrast, small capitalization stocks as measured by the Russell 2000 declined 2.6%. The Matrix Growth and Emerging Growth Funds returned 20.44% and -2.72% respectively.

         Economic events for the year presented their own divergences as the U.S. domestic economy was the standout performer in a year that was pretty dismal for the rest of the globe. Domestic unemployment and inflation remained at levels not seen since the 1960's while real incomes increased and GDP rose a very respectable 4%. The U.S. is now enjoying the longest peacetime expansion in history.

         Economic conditions outside the U.S. were much less auspicious and in some cases absolutely abysmal. While Southeast Asian countries suffered vigorous austerity and stabilization programs, balance of payment and currency problems began to threaten the economic health of Latin America, and Russia suffered a serious relapse in its recovery efforts. Japan remained mired in deep recession. In sum, prospects for a truly global recession cannot be ruled out.

         The major central banks have worked vigorously to contain these problems and limit their effect. After orchestrating a bailout of Long Term Capital Management in September, the U.S. Federal Reserve took the lead in reducing interest rates and were followed by central banks of other major nations. Reserves of the International Monetary Fund and World Bank have been increased and investors now perceive that global financial risk is subsiding.

         These conditions have worked very much to the advantage of U.S. companies and investors. Weak demand has brought commodity prices to a 21 year low, the multi-year decline in interest rates has made corporate earnings generally more valuable, and large growth companies have become particularly valuable properties in these chaotic conditions.

         We doubt, however, that the existent extreme divergences in the U.S. market can be sustained in the upcoming year. Similar to 1997, a small minority of the stocks included in the major indexes contributed a vast majority of the 1998 gains. In relative terms, and frequently in real terms, small capitalization, or "secondary", issues are at unprecedented levels of undervaluation.

         With better global stability in the coming year, we believe earnings momentum will be a much stronger factor in determining stock performance and earnings momentum is clearly on the side of small capitalization stocks. We estimate 1999 earnings for small growth stocks will rise 20%, or four-fold the increase of the S&P 500. Market performance of small cap issues should be commensurately better.

         In 1990, only one U.S. company ranked in the world's ten most valuable companies, while at the end of 1998 nine of the ten were U.S. based. The conditions which fostered this resurgence are still in place and, remarkably, the outlook for stock prices remains positive. We will continue our policy of maintaining diversified portfolios of attractively valued stocks with superior earnings prospects.

         And, as always, we wish to express our appreciation for the opportunity to work on behalf of the shareholders of the Matrix Funds.

Sincerely,

SENA + WELLER + ROHS + WILLIAMS + INC

                               MATRIX GROWTH FUND

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 is unmanaged and returns include reinvested dividends.

                           Average Annual Total Return
                         Period Ended December 31, 1998
                            1 Year............20.44%
                            5 Year............17.57%
                            10 Year...........16.21%

                                 Matrix Growth

        Qtr            Fund             S&P       Adj Fund     Adj S&P     label
        ---            ----             ---       --------     -------     -----
      5/14/86        1,000.00           517.39      10,000      10,000     9,000
      6/30/86        1,000.00           547.03      10,000      10,573     9,000
     12/31/86        1,000.00           537.39      10,000      10,387     9,000
      6/30/87        1,188.00           684.89      11,880      13,237     9,000
     12/31/87        1,008.00           565.53      10,080      10,930     9,000
      6/30/88        1,039.37           639.29      10,394      12,356     9,000
     12/31/88          987.76           659.34       9,878      12,744     9,000
      6/30/89        1,165.49           767.45      11,655      14,833     9,000
     12/31/89        1,344.25           868.10      13,443      16,778     9,000
      6/30/90        1,389.97           895.85      13,900      17,315     9,000
     12/31/90        1,283.67           842.93      12,837      16,292     9,000
      6/30/91        1,479.19           962.95      14,792      18,612     9,000
     12/31/91        1,722.42         1,099.63      17,224      21,253     9,000
      6/30/92        1,604.40         1,091.24      16,044      21,091     9,000
     12/31/92        1,808.48         1,183.87      18,085      22,882     9,000
      6/30/93        1,892.09         1,240.02      18,921      23,967     9,000
     12/31/93        1,975.69         1,302.83      19,757      25,181     9,000
      6/30/94        1,840.89         1,257.34      18,409      24,302     9,000
     12/31/94        1,880.38         1,319.44      18,804      25,502     9,000
      6/30/95        2,111.06         1,585.90      21,111      30,652     9,000
     12/31/95        2,322.58         1,814.66      23,226      35,073     9,000
      6/30/96        2,597.38         1,996.93      25,974      38,596     9,000
     12/31/96        2,739.08         2,231.87      27,391      43,137     9,000
      6/30/97        3,211.02         2,690.21      32,110      51,996     9,000
     12/31/97        3,685.92         2,976.08      36,859      57,521     9,000
      6/30/98        4,247.51         3,500.75      42,475      67,662     9,000
      9/30/98        3,763.04         3,153.44      37,630      60,949     9,000
     12/31/98        4,439.20         3,826.40      44,392      73,956     9,000

                           MATRIX EMERGING GROWTH FUND

                           Average Annual Total Return
                         Period Ended December 31, 1998
                           1 Year............-2.72%
                          Since Inception (4/4/95)13.86%

Past performance is not predictive of future performance.

The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The indicies are unmanaged and returns include reinvested dividends.

                             Matrix Emerging Growth

   Qtr         Fund         S&P      Russell 2000   Adj Fund   Adj S&P   Adj Russ2    label
   ---         ----         ---      ------------   --------   -------   ---------    -----
  4/4/95     1,000.00     1,461.22       946.52      10,000     10,000     10,000     9,000
 6/30/95     1,079.00     1,585.90     1,032.98      10,790     10,853     10,913     9,000
 9/30/95     1,235.00     1,711.82     1,135.00      12,350     11,715     11,991     9,000
12/31/95     1,298.00     1,814.66     1,159.60      12,980     12,419     12,251     9,000
 3/31/96     1,390.00     1,912.43     1,218.77      13,900     13,088     12,876     9,000
 6/30/96     1,449.00     1,996.93     1,279.74      14,490     13,666     13,520     9,000
 9/30/96     1,406.00     2,059.49     1,284.07      14,060     14,094     13,566     9,000
12/31/96     1,433.94     2,231.87     1,350.87      14,339     15,274     14,272     9,000
 3/31/97     1,278.87     2,290.99     1,281.02      12,789     15,679     13,534     9,000
 6/30/97     1,577.94     2,690.21     1,488.68      15,779     18,411     15,728     9,000
 9/30/97     1,866.94     2,892.07     1,710.24      18,669     19,792     18,069     9,000
12/31/97     1,671.75     2,976.08     1,652.97      16,718     20,367     17,464     9,000
 3/31/98     1,946.10     3,390.95     1,802.67      19,461     23,206     19,045     9,000
 6/30/98     1,837.59     3,500.75     1,734.42      18,376     23,958     18,324     9,000
 9/30/98     1,408.65     3,153.44     1,385.01      14,087     21,581     14,633     9,000
12/31/98     1,626.24     3,826.40     1,610.89      16,262     26,186     17,019     9,000

                               MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1998
--------------------------------------------------------------------------------
      Shares   COMMON STOCKS: 92.2%                                 Market Value
--------------------------------------------------------------------------------
               CONGLOMERATES: 8.3%
      11,000   General Electric Company............................   $1,122,688
                                                                      ----------


               CONSUMER CYCLICAL: 8.5%
      17,088   Mattel, Inc.........................................      389,820
      10,000   McDonald's Corp.....................................      766,250
                                                                      ----------
                                                                       1,156,070
                                                                      ----------
               CONSUMER NON-CYCLICAL: 16.7%
      12,000   Albertson's, Inc....................................      764,250
       9,000   Colgate-Palmolive Company...........................      835,875
      12,000   Schering-Plough Corp................................      663,000
                                                                      ----------
                                                                       2,263,125
                                                                      ----------
               ENERGY: 11.9%
       2,000   British Petroleum Company, ADR (United Kingdom).....      179,250
      13,000   Enron Corp..........................................      741,812
       8,000   Mobil Corp..........................................      697,000
                                                                      ----------
                                                                       1,618,062
                                                                      ----------
               FINANCIAL: 14.9%
       8,000   American Express Company............................      818,000
      30,000   Wells Fargo Company.................................    1,198,125
                                                                      ----------
                                                                       2,016,125
                                                                      ----------
               INDUSTRIALS: 5.3%
      10,000   AlliedSignal, Inc...................................      443,125
      16,125   Thermo Electron Corp.*..............................      273,117
                                                                      ----------
                                                                         716,242
                                                                      ----------
               MEDICAL: 1.7%
       8,000   HCR Manor Care*.....................................      235,000
                                                                      ----------

               TECHNOLOGY: 14.6%
       8,200   Automatic Data Processing, Inc......................      657,538
      10,125   Computer Associates International, Inc..............      431,578
      16,000   Stryker Corp........................................      881,000
                                                                      ----------
                                                                       1,970,116
                                                                      ----------

                               MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1998
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                 UTILITIES: 10.3%
      13,000     Ameritech Corp....................................  $   823,875
       8,000     MCI WorldCom, Inc.*...............................      574,000
                                                                     -----------
                                                                       1,397,875
                                                                     -----------

                 Total Common Stocks (cost $3,292,956).............  $12,495,303
                                                                     -----------
Principal Amount REPURCHASE AGREEMENT: 7.9%
--------------------------------------------------------------------------------
  $1,066,000     Star Bank Repurchase Agreement, 3.50%, dated
                 12/31/98, due 1/4/99, collateralized by $1,102,000
                 GNMA, 7.00%, due 3/20/24 (proceeds $1,066,415)
                 (cost $1,066,000).................................   1,066,000
                                                                    -----------

                 Total Investment in Securities (cost $4,358,956+):
                   100.1% .........................................  13,561,303
                 Liabilities in excess of Other Assets: (0.1)%.....     (15,833)
                                                                    -----------
                 TOTAL NET ASSETS: 100.00% ........................ $13,545,470
                                                                    ===========

* Non-income producing security.
ADR - American Depository Receipt

+ At December 31, 1998, the cost of investments for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                 Gross unrealized appreciation..................... $ 9,202,347
                 Gross unrealized depreciation.....................           0
                                                                    -----------
                   Net unrealized appreciation..................... $ 9,202,347
                                                                    ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1998
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $4,358,956) ...........  $13,561,303
  Cash.............................................................          595
  Receivables:
    Dividends and interest.........................................       15,576
  Deferred organization costs                                              4,984
  Prepaid expenses and other assets ...............................        3,081
                                                                     -----------
     Total assets .................................................   13,585,539
                                                                     -----------

LIABILITIES
  Payables:
    Advisory fees..................................................        7,015
    Administration fee.............................................        2,671
    Distribution fees..............................................        7,982
  Accrued expenses ................................................       22,401
                                                                     -----------
      Total liabilities............................................       40,069
                                                                     -----------

NET ASSETS ........................................................  $13,545,470
                                                                     ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($13,545,470/672,401 shares outstanding;
    unlimited number of shares authorized without par value) ......       $20.14
                                                                          ======

COMPONENTS OF NET ASSETS
  Paid-in capital .................................................  $ 4,236,960
  Undistributed net realized gain on investments...................      106,163
  Net unrealized appreciation on investments.......................    9,202,347
                                                                     -----------
    Net assets ....................................................  $13,545,470
                                                                     ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT LOSS
  Income
    Dividends ....................................................  $   146,774
    Interest .....................................................       33,774
    Other ........................................................           77
                                                                    -----------
      Total income ...............................................      180,625
                                                                    -----------
  Expenses
    Advisory fees ................................................      118,473
    Distribution fees.............................................       32,909
    Administration fee............................................       30,000
    Transfer agent fees...........................................       17,638
    Fund accounting fees..........................................       17,077
    Audit fee ....................................................       14,419
    Custody fees..................................................        9,279
    Trustee fees..................................................        5,163
    Amortization of deferred organization costs...................        5,000
    Legal fees ...................................................        4,235
    Registration fees.............................................        3,333
    Reports to shareholders.......................................        2,726
    Miscellaneous.................................................        2,508
    Insurance ....................................................          694
                                                                    -----------
      Total expenses..............................................      263,454
      Less: expenses waived and reimbursed........................      (33,090)
                                                                    -----------
      Net expenses................................................      230,364
                                                                    -----------
        Net investment loss ......................................      (49,739)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions....................    1,156,986
  Net change in unrealized appreciation on investments ...........    1,233,028
                                                                    -----------
    Net unrealized gain on investments ...........................    2,390,014
                                                                    -----------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......  $ 2,340,275
                                                                    ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  Year               Year
                                                  Ended              Ended
                                            December 31, 1998  December 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss ....................   $    (49,739)      $    (39,120)
   Net realized gain from security
     transactions .........................      1,156,986          1,292,345
   Net change in unrealized
     appreciation on investments ..........      1,233,028          2,104,427
                                              ------------       ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ......................      2,340,275          3,357,652
                                              ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments .......     (1,309,143)        (1,034,432)
                                              ------------       ------------
CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived
     from net change in outstanding
     shares (a) ...........................        (53,812)        (1,829,826)
                                              ------------       ------------
   TOTAL INCREASE IN NET ASSETS ...........        977,320            493,394

NET ASSETS
   Beginning of year ......................     12,568,150         12,074,756
                                              ------------       ------------
END OF YEAR ...............................   $ 13,545,470       $ 12,568,150
                                              ============       ============

(a) A summary of capital shares transactions is as follows:

                                       Year Ended              Year Ended
                                   December 31, 1998        December 31, 1997
                                 ----------------------  ----------------------
                                  Shares       Value       Shares      Value
                                 -------   -----------   --------   -----------
Shares sold                       18,675   $   375,201     35,928   $   673,028
Shares issued in reinvestment
  of distributions                64,225     1,203,586     49,749       907,913
Shares redeemed ................ (84,711)   (1,632,599)  (211,493)   (3,410,767)
                                 -------    ----------   --------    ----------
Net decrease ...................  (1,811)  $   (53,812)  (125,816)  $(1,829,826)
                                 =======   ===========   ========   ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------
                                                      Year Ended December 31,
                                            ------------------------------------------------
                                               1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------
Net asset value, beginning of year ......    $ 18.64   $ 15.09   $ 14.96   $ 13.45   $ 14.51
Income from investment operations:
  Net investment (loss) income ..........      (0.07)    (0.06)    (0.01)     0.10      0.05
  Net realized and unrealized gain (loss)
     on investments .....................       3.72      5.24      2.69      3.06     (0.75)
                                             -------   -------   -------   -------   -------
Total from investment operations ........       3.65      5.18      2.68      3.16     (0.70)
                                             -------   -------   -------   -------   -------
Less distributions:
  From net investment income ............       0.00      0.00      0.00     (0.10)    (0.05)
  From net capital gains ................      (2.15)    (1.63)    (2.55)    (1.55)    (0.31)
                                             -------   -------   -------   -------   -------
Total distributions .....................      (2.15)    (1.63)    (2.55)    (1.65)    (0.36)
                                             -------   -------   -------   -------   -------

Net asset value, end of year ............    $ 20.14   $ 18.64   $ 15.09   $ 14.96   $ 13.45
                                             =======   =======   =======   =======   =======

Total return ............................      20.44%    34.57%    17.93%    23.52%    (4.82)%

Ratios/supplemental data:
Net assets, end of year (millions) ......    $  13.5   $  12.6   $  12.1   $  12.3   $  15.5

Ratio of expenses to average net assets:
  Before expense reimbursement ..........       2.00%     1.98%     1.99%     1.76%     1.84%
  After expense reimbursement ...........       1.75%     1.75%     1.75%     1.75%     1.84%

Ratio of net investment (loss) income
 to average net assets:
  Before expense reimbursement ..........      (0.63) %  (0.57) %  (0.33) %   0.47%     0.29%
  After expense reimbursement ...........      (0.38) %  (0.34) %  (0.08) %   0.48%     0.29%

Portfolio turnover rate .................          1%        0%        0%       27%       25%

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1998
--------------------------------------------------------------------------------
      Shares   COMMON STOCKS: 94.1%                                 Market Value
--------------------------------------------------------------------------------
               CHEMICALS: 2.0%
       3,000   Cambrex Corp..........................................  $  72,000
       1,700   OM Group, Inc.........................................     62,050
                                                                       ---------
                                                                         134,050
                                                                       ---------
               COMPUTER NETWORKING: 2.4%
       1,750   Cisco Systems, Inc.*..................................    162,422
                                                                       ---------
               CONSULTING SERVICES: 2.4%
       4,500   Hagler Bailly, Inc.*..................................     90,000
       2,500   Professional Detailing, Inc.*.........................     70,625
                                                                       ---------
                                                                         160,625
                                                                       ---------
               DISTRIBUTION/WHOLESALE: 1.5%
       7,500   Brightpoint, Inc.*....................................    103,125
                                                                       ---------
               ENERGY: 2.3%
       7,000   Comstock Resources, Inc.*.............................     21,437
       4,500   Cross Timbers Oil Company.............................     33,750
       3,500   Marine Drilling Companies, Inc.*......................     26,906
       5,000   Ocean Energy, Inc.*...................................     31,563
       6,000   R&B Falcon Corp.*.....................................     45,750
                                                                       ---------
                                                                         159,406
                                                                       ---------
               FINANCIAL SERVICES: 3.3%
       3,500   Amerin Corp.*.........................................     82,687
       3,500   Freedom Securities Corp...............................     52,938
       2,756   Litchfield Financial Corp.............................     52,364
       5,000   UniCapital Corp.*.....................................     36,875
                                                                       ---------
                                                                         224,864
                                                                       ---------
               HEALTH CARE SERVICES: 4.4%
       4,500   Healthcare Recoveries, Inc.*........................       76,500
       4,000   HEALTHSOUTH Corp.*..................................       61,750
       4,500   Res-Care, Inc.*.....................................      111,094
       1,200   United Healthcare Corp..............................       51,675
                                                                       ---------
                                                                         301,019
                                                                       ---------
               HOTELS AND MOTELS: 1.2%
       6,500   ExecuStay Corp.*....................................       84,500
                                                                       ---------

                          MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
               INDUSTRIAL AND COMMERCIAL SERVICES: 10.3%
       5,000   ACSYS, Inc.*........................................    $  19,375
       6,000   Access Worldwide, Inc.*.............................       50,250
       5,000   Modis Professional Services, Inc.*..................       72,500
       2,666   Mutual Risk Management Ltd..........................      104,307
       3,575   NOVA Corp.*.........................................      124,008
       2,000   Pre-Paid Legal Services, Inc.*......................       66,000
       4,000   RCM Technologies, Inc.*.............................      106,000
       2,000   Snyder Communications, Inc.*........................       67,500
       3,000   Sylvan Learning Systems, Inc.*......................       91,500
                                                                       ---------
                                                                         701,440
                                                                       ---------
               INSURANCE: 1.4%
       2,100   PartnerRe Ltd.......................................       96,075
                                                                       ---------

               INTERNET CONTENT: 2.1%
       1,750   At Home Corp.*......................................      129,938
         500   theglobe.com, Inc.*.................................       16,437
                                                                       ---------
                                                                         146,375
                                                                       ---------
               MANUFACTURED HOUSING: 2.3%
       3,750   American Homestar Corp.*............................       56,250
       3,906   Palm Harbor Homes, Inc.*............................       98,382
                                                                       ---------
                                                                         154,632
                                                                       ---------
               MEDIA BROADCASTING: 1.4%
       2,300   Young Broadcasting Corp., Class A*..................       96,313
                                                                       ---------
               MEDICAL - ADVANCE DEVICES: 4.0%
       2,500   Guidant Corp........................................      275,625
                                                                       ---------
               MEDICAL - HOSPITALS: 1.3%
       3,375   Tenet Healthcare Corp.*.............................       88,594
                                                                       ---------

                          MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

               MEDICAL AND DENTAL PRACTICES MANAGEMENT: 2.2%
       5,000   American Oncology Resources, Inc.*..................   $   72,812
       6,000   Castle Dental Centers, Inc.*........................       36,750
       6,000   PhyCor, Inc.*.......................................       40,875
                                                                      ----------
                                                                         150,437
                                                                      ----------
               MEDICAL LABS AND TESTING: 2.7%
       3,000   Covance, Inc.*......................................       87,375
       4,200   Kendle International, Inc.*.........................       98,175
                                                                      ----------
                                                                         185,550
                                                                      ----------
               MEDICAL AND OPTICAL SUPPLIES: 3.4%
       3,400   Ocular Sciences, Inc.*..............................       90,950
       6,000   PSS World Medical, Inc.*............................      138,000
                                                                      ----------
                                                                         228,950
                                                                      ----------
               PHARMACEUTICALS: 10.5%
       2,300   Elan Corp., PLC - ADR (Ireland)*....................      159,994
       4,000   Express Scripts, Inc., Class A*.....................      268,500
       2,600   Transkaryotic Therapies, Inc.*......................       65,975
       3,478   Watson Pharmaceuticals, Inc.*.......................      218,679
                                                                      ----------
                                                                         713,148
                                                                      ----------
               RETAILERS - SPECIALTY: 2.3%
       3,125   99 Cents Only Stores*...............................      153,516
                                                                      ----------
               RETIREMENT/AGED CARE: 1.5%
       2,000   Sunrise Assisted Living, Inc.*......................      103,750
                                                                      ----------
               SCHOOLS: 1.2%
       1,000   Apollo Group, Inc.*.................................       33,875
       1,800   Bright Horizons Family Solutions, Inc.*.............       48,600
                                                                      ----------
                                                                          82,475
                                                                      ----------
               SEMICONDUCTORS AND RELATED: 2.4%
         500   Broadcom Corp., Class A*............................       60,375
       1,500   Uniphase Corp.*.....................................      104,062
                                                                      ----------
                                                                         164,437
                                                                      ----------

                          MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                 SOFTWARE AND PROCESSING: 13.6%
       2,250     Advent Software, Inc.*...........................  $   106,031
       3,000     CBT Group PLC-ADR (Ireland)*.....................       44,625
       4,500     Cadence Design Systems, Inc.*....................      133,875
       5,500     Cambridge Technology Partners, Inc.*.............      121,687
       2,400     HNC Software, Inc.*..............................       97,050
       4,232     Hyperion Software Corp.*.........................       76,176
       2,500     J.D. Edwards & Company*..........................       70,937
       3,925     Oracle Corp.*....................................      169,266
       7,500     Phoenix International Ltd., Inc.*................      110,625
                                                                    -----------
                                                                        930,272
                                                                    -----------
                 TELECOMMUNICATIONS EQUIPMENT: 4.4%
       2,275     Comverse Technology, Inc.*.......................      161,525
       3,625     Excel Switching Corp.*...........................      137,750
                                                                    -----------
                                                                        299,275
                                                                    -----------
                 TELEPHONE SYSTEMS: 5.8%
       3,000     MCI WorldCom, Inc.*..............................      215,250
       2,300     Pacific Gateway Exchange, Inc.*..................      110,544
       5,987     Star Telecommunications, Inc.*...................       72,967
                                                                    -----------
                                                                        398,761
                                                                    -----------
                 TRAVEL SERVICES: 1.8%
       2,800     Galileo International, Inc.......................      121,800
                                                                    -----------

                 Total Common Stocks (cost $4,143,454)............    6,421,436
                                                                    -----------
Principal Amount REPURCHASE AGREEMENT: 6.2%
--------------------------------------------------------------------------------
    $423,000     Star Bank Repurchase Agreement, 3.50%,
                 dated 12/31/98, due 1/4/99, collateralized by
                 $437,500 GNMA, 7.00%, due 3/20/24 (proceeds
                 $423,165) (cost $423,000)........................      423,000
                                                                    -----------
                 Total Investment in Securities (cost $4,566,454+):
                  100.3%..........................................    6,844,436
                 Liabilities in excess of Other Assets: (0.3)%....      (19,656)
                                                                    -----------
                 TOTAL NET ASSETS: 100.00% .......................  $ 6,824,780
                                                                    ===========
* Non-income producing security.
ADR - American Depository Receipt

                          MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
+ At December 31, 1998, the cost of investments for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

               Gross unrealized appreciation......................  $ 2,870,766
               Gross unrealized depreciation......................     (592,784)
                                                                    -----------
                 Net unrealized appreciation......................  $ 2,277,982
                                                                    ===========

See accompanying Notes to Financial Statements.

                          MATRIX EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1998
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $4,566,454) ..........  $ 6,844,436
  Cash                                                                      210
  Receivables:
    Due from Advisor..............................................          114
    Fund shares sold..............................................          771
    Dividends and interest........................................          221
  Deferred organization costs.....................................        7,779
                                                                    -----------
      Total assets ...............................................    6,853,531
                                                                    -----------
LIABILITIES
  Payables:
    Administration fee............................................        2,554
    Distribution fees.............................................        3,829
  Accrued expenses ...............................................       22,368
                                                                    -----------
      Total liabilities...........................................       28,751
                                                                    -----------

NET ASSETS .......................................................  $ 6,824,780
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($6,824,780/436,916 shares outstanding; unlimited
    number of shares authorized without par value) .............         $15.62
                                                                         ======
COMPONENTS OF NET ASSETS
  Paid-in capital ............................................      $ 4,829,940
  Accumulated net realized loss on investments................         (283,142)
  Net unrealized appreciation on investments..................        2,277,982
                                                                    -----------
    Net assets .................................................    $ 6,824,780
                                                                    ===========

See accompanying Notes to Financial Statements.

                          MATRIX EMERGING GROWTH FUND

STATEMENT OF OPERATIONS - For the Year Ended December 31, 1998
--------------------------------------------------------------------------------
INVESTMENT LOSS
  Income
    Dividends .....................................................  $   22,510
    Interest ......................................................       6,922
                                                                     ----------
      Total income ................................................      29,432
                                                                     ----------
  Expenses
    Advisory fees .................................................      64,626
    Administration fee.............................................      30,000
    Distribution fees..............................................      17,952
    Fund accounting fees...........................................      15,705
    Transfer agent fees............................................      14,265
    Audit fee .....................................................      13,468
    Custody fees...................................................       9,198
    Registration fees..............................................       9,051
    Amortization of deferred organization costs....................       6,001
    Trustee fees...................................................       4,563
    Legal fees ....................................................       4,039
    Miscellaneous..................................................       1,895
    Reports to shareholders........................................       1,880
    Insurance .....................................................       1,310
                                                                     ----------
      Total expenses...............................................     193,953
      Less: expenses waived and reimbursed.........................     (50,214)
                                                                     ----------
      Net expenses.................................................     143,739
                                                                     ----------
        NET INVESTMENT LOSS   .....................................    (114,307)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions ................        (195,449)
  Net change in unrealized appreciation on investments ........          58,539
                                                                     ----------
    Net realized and unrealized loss on investments ...........        (136,910)
                                                                     ----------
      Net decrease in net assets resulting from operations ....      $ (251,217)
                                                                     ==========

See accompanying Notes to Financial Statements.

                          MATRIX EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                Year               Year
                                                Ended              Ended
                                          December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss....................   $  (114,307)       $   (95,357)
  Net realized (loss) gain from security
    transactions ........................      (195,449)           245,027
  Net change in unrealized appreciation
    on investments.......................        58,539            804,993
                                            -----------        -----------
    NET (DECREASE) INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .........      (251,217)           954,663
                                            -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
    Net realized gain from security
      transactions.......................      (103,792)          (108,341)
                                            -----------        -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding
    shares (a) ..........................       215,079            456,780
                                            -----------        -----------
    TOTAL (DECREASE) INCREASE IN
      NET ASSETS .....................         (139,930)         1,303,102

NET ASSETS
  Beginning of year......................     6,964,710          5,661,608
                                            -----------        -----------
END OF YEAR .............................   $ 6,824,780        $ 6,964,710
                                            ===========        ===========


(a) A summary of capital shares transactions is as follows:

                                        Year Ended             Year Ended
                                     December 31, 1998      December 31, 1997
                                    -------------------   ---------------------
                                     Shares     Value     Shares        Value
                                     ------     -----     ------        -----
Shares sold ...................      59,862  $1,031,630   49,723     $  772,800
Shares issued in reinvestment
  of distributions ............       3,755      53,016    3,456         53,845
Shares redeemed ...............     (53,153)   (869,567) (24,207)      (369,865)
                                    -------  ----------  -------     ----------
Net increase ..................      10,464  $  215,079   28,972     $  456,780
                                    =======  ==========  =======     ==========

See accompanying Notes to Financial Statements.

                          MATRIX EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

---------------------------------------------------------------------------------------------------
                                                       Year Ended December 31,     April 4, 1995*
                                               -------------------------------        through
                                                  1998       1997       1996      December 31, 1995
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......   $ 16.33     $ 14.24     $ 12.98       $ 10.00
                                               -------     -------     -------       -------
Income from investment operations:
  Net investment loss ......................     (0.26)      (0.21)      (0.18)        (0.03)
  Net realized and unrealized (loss)
    gain on investments ....................     (0.21)       2.56        1.54          3.01
                                               -------     -------     -------       -------
Total from investment operations ...........     (0.47)       2.35        1.36          2.98
                                               -------     -------     -------       -------
Less distributions:
    From net capital gains .................     (0.24)      (0.26)      (0.10)         0.00
                                               -------     -------     -------       -------
Net asset value, end of period .............   $ 15.62     $ 16.33     $ 14.24       $ 12.98
                                               =======     =======     =======       =======

Total return ...............................     (2.72)%     16.58%      10.47%        42.09%

Ratios/supplemental data:
Net assets, end of period (millions) .......   $   6.8     $   7.0     $   5.7       $   4.3

Ratio of expenses to average net assets:
  Before expense reimbursement .............      2.70%       2.71%       3.13%         3.43%+
  After expense reimbursement ..............      2.00%       2.00%       2.00%         2.00%+
Ratio of net investment loss to average
  net assets:
  Before expense reimbursement .............     (2.29)%     (2.19)%     (2.53)%       (1.87)%+
  After expense reimbursement ..............     (1.59)%     (1.48)%     (1.40)%       (0.43)%+

Portfolio turnover rate ....................         25%         41%         30%           10%

*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at December 31, 1998
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of shares in the Gateway Trust, a family of four no-load, diversified mutual funds registered under the 1940 Act. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. DEFERRED ORGANIZATION COSTS. The costs incurred by the Funds with respect to adopting their current management and trust agreements, and initial organization for Emerging Growth, have been deferred and are being amortized using the straight-line method over a period of five years from January 1, 1995 for Growth and April 4, 1995 (commencement of operations) for Emerging Growth.

      E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at December 31, 1998, Continued
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended December 31, 1998, Sena Weller Rohs Williams, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million. For the year ended December 31, 1998, the advisory fees incurred were $118,473 for Matrix Growth and $64,626 for Matrix Emerging Growth.

      The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00%, respectively, of average daily net assets through December 31, 1998. As a result, the Advisor has reimbursed the Funds for expenses in excess of the limit in the amounts of $33,090 for Matrix Growth and $50,214 for Matrix Emerging Growth, respectively.

      Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

      Under $15 million          $30,000
      $15 to $50 million         0.20% of average daily net assets
      $50 to $100 million        0.15% of average daily net assets
      $100 to $150 million       0.10% of average daily net assets
      Over $150 million          0.05% of average daily net assets

      For the year ended December 31, 1998, Matrix Growth Fund and Matrix Emerging Growth Fund each incurred $30,000 in Administration fees.

      Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at December 31, 1998, Continued
--------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended December 31, 1998, the Matrix Growth Fund and the Matrix Emerging Growth Fund, paid fees of $32,909 and $17,952, respectively, to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $123,000 and $1,829,686, respectively, for the Matrix Growth Fund and $1,672,168 and $1,777,720, respectively, for the Matrix Emerging Growth Fund.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of the Matrix Growth Fund and of the Matrix Emerging Growth Fund, each a series of shares of the Professionally Managed Portfolios, including the schedules of investments as of December 31, 1998, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ended December 31, 1996 and prior were audited by other auditors whose report dated February 9, 1997, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the 1998 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matrix Growth Fund and Matrix Emerging Growth Fund as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                   TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
February 13, 1999

                                     Advisor
                         Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        +
                                   Distributor
                       Reynolds DeWitt Securities Company
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        +
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        +
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                        +
                                    Auditors
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                        +
                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
0

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.